UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report March 31, 2026

Nuveen High Yield Municipal Income ETF
NHYM/NYSE Arca, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen High Yield Municipal Income ETF for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Municipal Income ETF	$36	0.35%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Income ETF returned 3.54% for Common Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Underweight to bonds with durations less than six years.

•
Overweight to bonds rated AAA, A and BBB, as well as an underweight to bonds rated BB and B.

•
Overweight to incremental tax bonds.

•
Security selection.

•
Top detractors from relative performance

•
Underweight to the health care sector.

•
Underweight to the housing sector.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 22, 2025 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (1/22/25)

NAV	3.54%	2.97%

S&P Municipal Bond Index	4.32%	3.44%

S&P Municipal Yield Index	3.63%	3.06%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$117,209,461

Total number of portfolio holdings	235

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 319,658

What did the Fund invest in? (as of March 31, 2026)

(1)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P722_AR_0326 5366811

3

Annual Shareholder Report March 31, 2026

Nuveen Municipal Income ETF
NUMI/NYSE Arca, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Municipal Income ETF for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Municipal Income ETF	$31	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Municipal Income ETF returned 4.38% for Common Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Underweight to bonds with durations less than two years and overweight in bonds with durations greater than eight years.

•
Underweight to tobacco settlement bonds.

•
Security selection.

•
Top detractors from relative performance

•
Sector allocations in housing, industrial development revenue, transportation and health care.

•
Overweight to non‑rated bonds and an underweight to AAA‑rated and AA‑rated bonds.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 22, 2025 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (1/22/25)

NAV	4.38%	3.06%

S&P Municipal Bond Index	4.32%	3.44%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$76,544,211

Total number of portfolio holdings	260

Portfolio turnover (%)	81%

Total management fees paid for the year	$ 188,956

What did the Fund invest in? (as of March 31, 2026)

(1)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P714_AR_0326 5366824

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nushares ETF Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
March 31, 2026	$55,250	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2025	$54,800	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2026	$0	$0	$11,629,068	$11,629,068
March 31, 2025	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Terence J. Toth, Matthew Thornton III and Margaret L. Wolff.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nushares ETF Trust and Shareholders of Nuveen High Yield Municipal Income ETF and
Nuveen Municipal Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen High Yield Municipal Income ETF and Nuveen Municipal Income ETF (two of the funds constituting Nushares
ETF Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31, 2026 and the statements of changes in net assets and the financial highlights for the year ended March 31, 2026 and for the period January 22, 2025 (commencement of operations) through March 31,
2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year ended March 31, 2026, and the changes in their net assets and each of the financial highlights for the year ended March 31, 2026 and for the period January 22, 2025 (commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments March 31, 2026
NHYM
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
INVESTMENT COMPANIES - 1.0%
1,202,004 State Street Institutional US Government Money Market Fund $ 1,202,004
TOTAL INVESTMENT COMPANIES
(cost $1,202,004) $ 1,202,004
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 98.0%
ALABAMA - 2.8%
$ 250,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,Solid
Waste Disposal Revenue Bonds, Novelis Corporation Project,
Series 2026A, (AMT), (Mandatory Put 3/01/33)
4 .300% 03/01/56 242,564
1,500,000 (a),(b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500 11/01/56 1,587,159
500,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5 .000 06/01/54 476,742
1,000,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750 12/01/54 919,323
TOTAL ALABAMA 3,225,788
ARIZONA - 1.9%
1,250,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,266,340
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5 .000 07/01/52 963,260
TOTAL ARIZONA 2,229,600
ARKANSAS - 0.4%
500,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 509,600
TOTAL ARKANSAS 509,600
CALIFORNIA - 6.2%
500,000 (b) California Community Choice Financing Authority, California,
Clean Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 529,124
1,000,000 California Community Choice Financing Authority, California,
Clean Energy Project Revenue Bonds, Green Series 2026B
5 .000 03/01/36 1,039,383
500,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4 .000 02/01/56 414,192
250,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 197,750
300,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-1
3 .000 02/01/57 200,122
650,000 California Municipal Finance Agency, Municipal Certificates,
Series 2026-1 Class A-2
4 .050 07/20/41 598,751
160,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4 .000 07/01/47 137,177
780,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .125 09/01/50 785,148
1,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 1,000,065
125,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 94,753

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3 .000% 12/01/56 $ 323,786
105,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 79,309
500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series
2020A
5 .000 07/01/51 467,322
200,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Senior Lien
Series 2021A
3 .000 09/01/56 134,484
2,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 200,432
500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT)
5 .000 05/15/55 503,664
500,000 Mountain House Community Facilities District, California Special
Tax Bonds, Improvement Area 1 Series 2024-1
5 .000 09/01/40 514,391
TOTAL CALIFORNIA 7,219,853
COLORADO - 11.1%
500,000 (a) Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2024
5 .750 12/01/54 493,404
500,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 489,112
692,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 665,687
250,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .125 11/01/49 233,241
750,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 783,887
400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 388,474
750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 791,444
500,000 Flying Horse North Metropolitan District No. 5 Limited Tax
General Obligation Convertible Capital Appreciation Bonds,
Colorado, Series 2026A
6 .875 12/01/55 366,514
250,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .250 12/01/47 233,842
1,000,000 (a) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5 .500 12/01/52 989,627
500,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series 2025A
6 .125 12/01/54 510,126
250,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4 .125 12/01/40 235,098
500,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 506,711
500,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 483,987
500,000 (a) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 488,932
500,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 489,999
500,000 (c) Pinon Pines Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Convertible Capital Appreciation
Bonds, Series 2025(c)
0 .000 12/01/54 457,149
1,000,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 983,236

Portfolio of Investments March 31, 2026
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 750,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125% 12/01/54 $ 735,069
500,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5 .500 12/01/55 498,718
900,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 572,777
500,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 487,567
500,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000 12/01/47 488,580
600,000 West Valley Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Windsor Series 2024A
5 .250 12/01/54 582,248
TOTAL COLORADO 12,955,429
CONNECTICUT - 0.4%
500,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .500 10/01/55 506,669
TOTAL CONNECTICUT 506,669
FLORIDA - 12.9%
380,000 (a) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5 .000 11/01/34 382,276
180,000 Astonia Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2023
5 .125 06/15/43 183,664
125,000 Bridgewater Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Refunding Series
2015
4 .650 05/01/35 124,994
370,000 (a) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .300 05/01/45 367,591
500,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/51 398,402
250,000 (a) Connerton East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2025
5 .450 06/15/45 256,215
105,000 Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area One Project, Series
2016
4 .750 11/01/37 105,069
450,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 2 Project, Series
2016A-3
5 .250 11/01/30 454,679
140,000 (a) Davenport Road South Community Development District,
Florida, Special Assessment Bonds, Series 2018
5 .000 11/01/38 142,206
410,000 (a) Del Webb Sunchase Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2025
5 .450 05/01/45 416,897
500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 372,500
510,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series 2025B,
(AMT), (Mandatory Put 6/15/26)
1 .000 07/01/57 351,900
500,000 (a) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5 .000 05/01/45 501,628
260,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .750 05/01/36 260,037
1,000,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/34 1,044,102
500,000 (a) Groves at Lake Marion Community Development District , Polk
County, Florida, Special Assessment Bonds, Series 2026
5 .300 12/15/46 495,301

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 (a) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lorraine Lakes Project, Series 2020
3 .875% 05/01/51 $ 197,247
500,000 Lee County, Florida, Airport Revenue Bonds, Series 2026A-1,
(AMT)
5 .500 10/01/56 523,927
385,000 (a) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .625 05/01/45 385,808
250,000 (a) Magnolia Island Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2025
5 .750 05/01/55 243,792
295,000 Mangrove Point and Mangrove Manor, Community Development
District, Hillsborough County, Florida, Capital Improvement
Revenue Bonds, Series 2022
4 .375 05/01/52 232,149
500,000 (a),(b) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 513,189
500,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 10/01/40 504,450
505,000 (a) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5 .000 05/01/35 539,859
750,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4 .500 10/01/56 703,749
485,000 (a) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2024
5 .200 05/01/44 488,134
400,000 Palermo Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2, Series 2025
5 .500 06/15/55 403,087
205,000 Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5 .300 06/15/45 207,110
250,000 (a) Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5 .550 06/15/55 249,930
645,000 (a) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2025
5 .450 06/15/45 658,659
750,000 (a) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 695,977
380,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 383,903
500,000 (a) Sugarloaf Community Development District, Lake County,
Florida, Capital Improvement Revenue Bonds, Assessments Area
1, Series 2026
5 .375 12/15/46 496,864
180,000 (a) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5 .625 05/01/53 180,527
500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 480,100
100,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6 .250 05/01/53 102,733
190,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5 .875 05/01/54 190,439
245,000 (a) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .550 05/01/55 238,449
180,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5 .000 05/01/33 180,117
275,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .375 05/01/41 235,360
300,000 (a) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2025
5 .500 05/01/55 283,403
TOTAL FLORIDA 15,176,423

Portfolio of Investments March 31, 2026
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 3.5%
$ 1,000,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds, First Tier
Series 2021A
4 .000% 01/01/54 $ 824,290
500,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2025A
4 .500 12/01/45 496,990
500,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 499,006
1,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .000 07/01/60 988,401
1,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A
5 .000 01/01/49 999,625
300,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 296,965
TOTAL GEORGIA 4,105,277
GUAM - 0.9%
1,000,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5 .000 07/01/48 1,003,072
TOTAL GUAM 1,003,072
HAWAII - 0.4%
500,000 Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT)
5 .250 07/01/51 514,327
TOTAL HAWAII 514,327
IDAHO - 0.4%
500,000 (a) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 512,114
TOTAL IDAHO 512,114
ILLINOIS - 2.7%
700,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .000 12/01/59 703,618
1,250,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured,
(AMT)
5 .000 01/01/60 1,233,591
250,000 (a) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5 .750 12/01/43 254,172
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 996,549
TOTAL ILLINOIS 3,187,930
INDIANA - 0.1%
100,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 102,953
TOTAL INDIANA 102,953
IOWA - 0.2%
250,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2025A
4 .550 07/01/45 249,709
TOTAL IOWA 249,709
KENTUCKY - 1.9%
500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 503,039
500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 500,126
750,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 709,008
500,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 529,313
TOTAL KENTUCKY 2,241,486

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 2.0%
$ 235,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4 .250% 06/01/51 $ 189,275
400,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2025A
4 .600 12/01/50 390,335
200,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 205,993
100,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 97,195
500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 513,003
750,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 707,742
250,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 250,049
TOTAL LOUISIANA 2,353,592
MAINE - 0.2%
200,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 183,156
TOTAL MAINE 183,156
MARYLAND - 0.3%
250,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 236,152
120,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .375 07/01/36 117,798
TOTAL MARYLAND 353,950
MASSACHUSETTS - 1.8%
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 503,252
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .000 01/01/47 483,817
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/47 94,882
1,000,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2016B, (AMT)
5 .000 07/01/43 1,000,167
TOTAL MASSACHUSETTS 2,082,118
MICHIGAN - 0.3%
100,000 Michigan Finance Authority, Tobacco Settlement Asset-Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 102,889
250,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5 .000 12/31/32 257,028
TOTAL MICHIGAN 359,917
MINNESOTA - 1.3%
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/49 969,980
500,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 510,707
TOTAL MINNESOTA 1,480,687
MISSOURI - 0.7%
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .250 04/01/55 460,954
300,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .000 09/01/38 305,232
TOTAL MISSOURI 766,186

Portfolio of Investments March 31, 2026
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.4%
$ 500,000 Montana Facility Finance Authority, Montana, Health Facilities
Revenue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5 .000% 06/01/48 $ 502,150
TOTAL MONTANA 502,150
NEVADA - 0.6%
225,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3 .500 09/01/45 177,230
500,000 (a) Reno, Nevada, Special Assessment Bonds, 2024 Quilici Ranch
Local Improvement District 1, Series 2025
5 .250 06/01/54 489,254
TOTAL NEVADA 666,484
NEW HAMPSHIRE - 0.8%
500,000 (a) National Finance Authority, New Hampshire, Class A Certificates,
Avenue One Project Series 2025-1.
5 .250 03/15/36 508,129
495,000 (b) National Finance Authority, New Hampshire, Municipal
Certificates Series 2025-1 Class A-2
4 .086 01/20/41 470,362
TOTAL NEW HAMPSHIRE 978,491
NEW JERSEY - 1.2%
375,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science and
Technology, Inc. Project, Series 2025
5 .000 07/01/44 375,433
1,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 996,843
TOTAL NEW JERSEY 1,372,276
NEW YORK - 8.2%
500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 479,127
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2025A
5 .250 11/15/45 530,628
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 527,306
2,000,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 2,000,067
225,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2 .500 10/31/31 199,928
750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 750,267
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 999,958
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,000,030
750,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 754,522
435,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
5 .500 06/30/59 447,111
1,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .125 06/30/60 1,491,184
500,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 459,244
TOTAL NEW YORK 9,639,372

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 1.3%
$ 1,000,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000% 06/30/54 $ 955,276
500,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Twin Lakes Community, Series
2025A
5 .250 01/01/55 508,529
TOTAL NORTH CAROLINA 1,463,805
NORTH DAKOTA - 0.4%
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 486,327
TOTAL NORTH DAKOTA 486,327
OHIO - 4.3%
1,800,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 1,453,500
530,000 Butler County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2016
4 .000 11/15/40 477,967
250,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 242,390
500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 484,717
325,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 327,791
400,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/49 401,656
275,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5 .000 12/01/41 280,572
500,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5 .000 07/01/49 453,384
500,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4 .500 01/15/48 459,234
500,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/63 497,339
TOTAL OHIO 5,078,550
OKLAHOMA - 1.4%
240,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/48 233,821
250,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 266,284
1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,134,268
TOTAL OKLAHOMA 1,634,373
PENNSYLVANIA - 2.6%
250,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2024
5 .000 05/01/42 256,676
250,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 235,410
250,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5 .000 07/01/44 252,132
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/49 496,514
750,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM Insured,
(AMT)
5 .000 12/31/57 749,795
550,000 (a),(b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 598,039

Portfolio of Investments March 31, 2026
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000% 07/01/49 $ 449,032
TOTAL PENNSYLVANIA 3,037,598
PUERTO RICO - 3.3%
449,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 158,119
1,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,190,156
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 924,751
386,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 280,565
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 926,553
500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 429,650
TOTAL PUERTO RICO 3,909,794
RHODE ISLAND - 0.4%
500,000 Rhode Island Health and Educational Building Corporation,
Student Housing Revenue Bonds, PRG- RI Properties LLC, Senior
Series 2025A
5 .000 07/01/60 477,039
TOTAL RHODE ISLAND 477,039
SOUTH CAROLINA - 0.9%
500,000 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/41 503,288
250,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2025A
5 .000 12/01/55 252,388
305,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E
5 .250 12/01/55 305,020
TOTAL SOUTH CAROLINA 1,060,696
TENNESSEE - 0.3%
300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 301,433
TOTAL TENNESSEE 301,433
TEXAS - 7.5%
105,000 (a) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5 .500 11/01/51 105,609
250,000 (a) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .250 09/01/41 225,614
250,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5 .375 09/15/52 240,619
200,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5 .250 09/15/45 199,462
870,000 (a) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
5 .625 09/01/55 850,513
100,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 100,016
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .250 07/15/34 1,049,307
250,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 2 Project
Series 2025
5 .125 09/01/45 248,080
400,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5 .125 09/01/45 396,928
250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3B Project, Series 2025
5 .125 09/01/46 250,484

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 5 Project, Series 2025
5 .375% 09/01/50 $ 248,433
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5 .000 05/15/55 253,753
250,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 225,178
500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5 .000 11/01/55 483,053
275,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 250,055
500,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .000 01/01/39 475,311
500,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .125 01/01/44 474,515
250,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 4 Project, Series
2025
5 .375 09/01/45 250,854
300,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Westridge
Public Improvement District Improvement Area 1 Project, Series
2025
5 .375 09/01/45 302,855
275,000 (a) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .350 09/01/45 274,728
135,000 (a) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7 .000 09/15/52 146,333
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 1,455,206
300,000 (a) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4 .000 09/15/51 239,839
TOTAL TEXAS 8,746,745
UTAH - 2.1%
500,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625 12/01/53 500,551
500,000 (a) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 479,458
500,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 487,276
500,000 (a) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6 .250 04/15/46 506,948
500,000 (a) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series 2025
5 .625 12/01/54 507,024
TOTAL UTAH 2,481,257
VIRGIN ISLANDS - 0.6%
750,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 729,817
TOTAL VIRGIN ISLANDS 729,817

Portfolio of Investments March 31, 2026
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.4%
$ 100,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assessment Bonds, Potomac Shores Project, Series 2015
5 .150% 03/01/35 $ 100,134
100,000 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. Harbor's Edge
Project, Refunding Series 2014
5 .375 01/01/46 99,995
500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025A
4 .600 09/01/50 489,010
1,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017,
(AMT)
5 .000 12/31/52 956,029
TOTAL VIRGINIA 1,645,168
WASHINGTON - 2.3%
250,000 (b) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 252,659
500,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 488,110
1,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 961,067
1,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group - SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A - BAM Insured
5 .250 07/01/64 994,805
TOTAL WASHINGTON 2,696,641
WEST VIRGINIA - 1.1%
500,000 Ohio County Commission, West Virginia, Tax Increment Revenue
Bonds, The Highlands Project, Refunding & Improvement Series
2024
5 .250 06/01/53 487,795
595,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 550,287
250,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 250,545
TOTAL WEST VIRGINIA 1,288,627
WISCONSIN - 4.5%
100,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .250 05/01/46 92,232
250,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Hapeville Charter Project, Series 2025A
5 .750 02/01/52 252,530
500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 480,837
1,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 944,183
250,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream Meadowlands Project, Series
2017
6 .500 12/01/37 195,000
250,000 (a) Public Finance Authority of Wisconsin, Retirement Facility
Revenue Bonds, Penick Village, Series 2019
5 .000 09/01/54 226,095
246,000 (a) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas Land
Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 241,869
370,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Campus Real Estate Holding Corporation, LLC Project,
Series 2025A
5 .250 06/01/45 371,292
500,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, KSU Bixby Real Estate Foundation, LLC Project, Senior
Series 2025A
5 .250 06/15/55 487,660
500,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds, Georgia
SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 516,189
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds, Georgia
SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,021,379

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 500,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Benevolent Corporation Cedar Community,
Series 2026
5 .500% 06/01/55 $ 498,460
TOTAL WISCONSIN 5,327,726
TOTAL MUNICIPAL BONDS
(cost $116,249,804) 114,844,205
TOTAL LONG-TERM INVESTMENTS
(cost $117,451,808) 116,046,209
OTHER ASSETS & LIABILITIES, NET - 1.0% 1,163,252
NET ASSETS - 100% $ 117,209,461
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $33,522,029 or 28.9% of
Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-
backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) When-issued or delayed delivery security.

Portfolio of Investments March 31, 2026
NUMI
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
INVESTMENT COMPANIES - 1.4%
1,064,404 State Street Institutional US Government Money Market Fund $ 1,064,404
TOTAL INVESTMENT COMPANIES
(cost $1,064,404) $ 1,064,404
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 98.5%
ALABAMA - 1.6%
$ 200,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5 .250% 05/01/55 205,705
340,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5 .000 10/01/55 358,893
100,000 Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Series 2025B
5 .000 09/01/33 101,793
110,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 118,068
125,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5 .000 12/01/33 129,888
140,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 148,615
140,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 150,800
TOTAL ALABAMA 1,213,762
ARIZONA - 0.9%
400,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/35 461,050
110,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5 .000 07/01/42 112,731
100,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 07/01/39 110,165
TOTAL ARIZONA 683,946
ARKANSAS - 0.8%
500,000 (a),(b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .000 09/01/46 497,813
100,000 (a) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3 .875 10/15/65 99,563
TOTAL ARKANSAS 597,376
CALIFORNIA - 12.0%
340,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000 05/01/54 358,803
200,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025B
5 .000 11/01/32 213,707
200,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5 .000 10/01/55 202,023
100,000 California Educational Facilities Authority, Revenue Bonds,
Chapman University,  Refunding Series 2025A
5 .000 04/01/42 109,826
150,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
4 .000 11/15/42 142,959
100,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A
4 .000 10/01/47 88,377
100,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Academy of Motion Picture Arts and Sciences
Obligated Group, Series 2015A
4 .000 11/01/45 95,341
250,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .000 05/15/40 280,123

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 220,000 California Municipal Finance Agency, Municipal Certificates,
Series 2026-1 Class A-2
4 .050% 07/20/41 $ 202,654
150,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/34 153,996
125,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 125,234
250,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2021B,
(AMT), (Mandatory Put 7/15/26)
3 .250 07/01/51 250,015
750,000 California State University, Systemwide Revenue Bonds, Series
2025A
5 .000 11/01/39 864,313
615,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5 .000 09/01/43 668,467
560,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 03/01/37 634,927
475,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 475,031
750,000 Eastern Municipal Water District Community Facilities District
2018-80 Willow Springs, California, Special Tax Bonds Series
2025
5 .000 09/01/50 750,111
500,000 Foothill-De Anza Community College District, Santa Clara
County, California, General Obligation Bonds, Refunding Series
2016
4 .000 08/01/40 487,375
250,000 Oxnard School District, Ventura County, California, General
Obligation Bonds, Bond Anticipation Notes Series 2026
0 .000 02/01/31 211,409
250,000 Peralta Community College District, Alameda County, California,
General Obligation, Refunding Series 2025
5 .000 08/01/38 288,666
190,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/34 195,917
320,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Governmental
Purpose Series 2016C
5 .000 05/01/46 320,261
270,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/37 279,533
500,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Refunding Green Sub Series
2025A
5 .000 11/01/47 539,038
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/49 100,039
500,000 University of California, General Revenue Bonds, Limited Project
Series 2016K
4 .000 05/15/46 469,218
500,000 University of California, General Revenue Bonds, Series 2025CC 5 .000 05/15/42 549,682
105,000 University of California, General Revenue Bonds, Series 2025CE 5 .000 11/15/41 117,162
TOTAL CALIFORNIA 9,174,207
COLORADO - 5.7%
310,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/37 365,768
300,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/38 351,534
300,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/39 348,786
990,000 Adams County School District 14, Colorado, General Obligation
Bonds, Series 2025
5 .500 12/01/44 1,097,489
500,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 480,988
280,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/41 315,041
250,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6 .000 11/01/55 276,716
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/48 101,062

Portfolio of Investments March 31, 2026
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025C
5 .500% 12/01/46 $ 552,110
250,000 Denver, Colorado, General Obligation Bonds, Vibrant Denver
Series 2026A
5 .500 08/01/43 285,991
180,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/35 180,348
TOTAL COLORADO 4,355,833
DELAWARE - 0.3%
200,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5 .000 06/01/45 200,058
TOTAL DELAWARE 200,058
DISTRICT OF COLUMBIA - 1.6%
300,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Green Series 2022B
5 .000 10/01/47 310,779
200,000 District of Columbia, General Obligation Bonds, Series 2016A 5 .000 06/01/41 200,801
255,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/37 283,824
110,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A
5 .500 07/01/47 117,372
305,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 321,933
TOTAL DISTRICT OF COLUMBIA 1,234,709
FLORIDA - 4.5%
245,000 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series
2015
4 .000 09/01/45 232,481
150,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Prospect Lake Water Treatment Plant Project Series 2023B
5 .000 09/01/39 163,582
500,000 (b) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5 .000 05/01/45 501,628
365,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 365,250
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 10/01/40 252,225
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series
2025A, (AMT)
5 .500 10/01/55 260,174
150,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018
5 .000 07/01/43 153,476
505,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5 .000 05/01/35 539,859
400,000 Orlando Utilities Commission, Florida, Utility System Revenue
Bonds, Series 2025A
5 .000 10/01/45 423,962
440,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/35 452,687
120,000 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperative, Inc. Project,
Refunding Series 2018B
5 .000 03/15/42 121,839
TOTAL FLORIDA 3,467,163
GEORGIA - 2.5%
350,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/33 385,342
100,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4 .125 11/01/45 93,730
170,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center, Inc. Project,
Series 2015
4 .000 07/01/45 164,689
500,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2006B - AGM Insured
5 .250 10/01/32 505,979
300,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A
5 .000 04/01/47 301,429

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .500% 07/01/60 $ 100,009
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 100,770
255,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/32 286,927
TOTAL GEORGIA 1,938,875
GUAM - 0.7%
250,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5 .000 07/01/48 250,768
265,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/42 274,299
TOTAL GUAM 525,067
HAWAII - 0.5%
100,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Series 2019A
5 .000 07/01/44 102,947
250,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/39 278,542
TOTAL HAWAII 381,489
ILLINOIS - 4.0%
275,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/35 282,179
105,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Refunding
Series 2024A
5 .000 11/01/35 115,675
250,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 241,809
250,000 Illinois State, General Obligation Bonds, May Series 2018A 5 .000 05/01/43 252,538
140,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/28 144,167
720,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025B
5 .000 06/15/40 770,485
50,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 51,606
330,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 321,767
500,000 Northern Illinois Municipal Power Agency, Power Project Revenue
Bonds, Prairie State Project, Refunding Series 2016A
4 .000 12/01/33 500,393
100,000 Schaumburg, Illinois, General Obligation Bonds, Refunding
Series 2013A
4 .000 12/01/41 99,978
300,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .500 04/01/48 319,258
TOTAL ILLINOIS 3,099,855
INDIANA - 1.5%
250,000 Indiana Finance Authority, State Revolving Fund Program Bonds,
Green Series 2025C
5 .000 02/01/40 276,370
170,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project Series
2023D
6 .000 02/01/43 189,911
155,000 Ivy Tech Community College, Indiana, Student Fee Revenue
Bonds, Series 2026Y
5 .000 07/01/37 174,595
500,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory Put
6/21/35)
4 .200 06/01/44 514,980
TOTAL INDIANA 1,155,856
KENTUCKY - 1.3%
150,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4 .000 12/01/41 145,321
275,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 275,069
500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Series 2025A
5 .000 04/01/41 546,873
TOTAL KENTUCKY 967,263

Portfolio of Investments March 31, 2026
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.5%
$ 205,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500% 11/01/32 $ 199,249
100,000 (c) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015, (Pre-refunded 5/01/26)
4 .250 05/15/40 97,341
120,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 120,023
TOTAL LOUISIANA 416,613
MAINE - 0.1%
100,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5 .000 09/01/32 112,297
TOTAL MAINE 112,297
MARYLAND - 0.6%
120,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
4 .000 07/01/39 117,890
325,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/34 368,188
TOTAL MARYLAND 486,078
MASSACHUSETTS - 3.0%
250,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/37 281,463
500,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 27 Series 2026
5 .000 02/01/35 581,820
155,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/46 155,290
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 242,190
125,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 125,469
500,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016E
4 .000 04/01/46 470,026
300,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016J
4 .000 12/01/39 295,274
125,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5 .000 01/01/54 128,329
TOTAL MASSACHUSETTS 2,279,861
MICHIGAN - 3.7%
245,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series 2001A
- AGM Insured
6 .000 05/01/29 259,013
250,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025-II
5 .000 05/01/40 273,151
250,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2026B
5 .000 07/01/37 284,347
245,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016
5 .000 11/15/41 246,448
250,000 Michigan Finance Authority, Tobacco Settlement Asset-Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 257,222
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
3 .550 10/01/31 496,935
330,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5 .000 04/15/41 332,322
450,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 452,125
200,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5 .000 03/01/47 200,213
TOTAL MICHIGAN 2,801,776

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.8%
$ 1,340,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000% 02/01/38 $ 856,806
500,000 (a) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5 .000 11/15/55 548,597
TOTAL MINNESOTA 1,405,403
MISSISSIPPI - 0.3%
195,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2026A
6 .250 12/01/55 217,934
TOTAL MISSISSIPPI 217,934
MISSOURI - 1.4%
100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 100,041
780,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Anthony's Medical Center, Series
2015B
4 .000 02/01/40 768,015
200,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5 .000 03/01/44 213,331
TOTAL MISSOURI 1,081,387
MONTANA - 0.5%
400,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/51 413,690
TOTAL MONTANA 413,690
NEBRASKA - 1.8%
800,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town Project
Series 2026
5 .000 07/01/46 824,075
500,000 (a) Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2025A Subseries 2025A-1, (Mandatory
Put 8/01/31)
5 .000 08/01/55 529,522
TOTAL NEBRASKA 1,353,597
NEVADA - 0.7%
100,000 Las Vegas Redevelopment Agency, Nevada, Tax Increment
Revenue Bonds, Refunding Series 2016
5 .000 06/15/40 100,023
250,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Improvement Series 2025A
5 .000 06/01/41 275,827
140,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Refunding Series 2024A
5 .000 06/01/39 154,272
TOTAL NEVADA 530,122
NEW JERSEY - 3.1%
160,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
4 .000 07/01/34 159,379
255,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 258,124
500,000 (d) New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson  University, Series 2026A - BAM Insured
5 .000 07/01/37 558,942
400,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4 .000 07/01/41 389,347
195,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Social Series 2025B
3 .050 11/01/29 194,683
250,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/39 277,551
150,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/29 150,667
150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 150,125
250,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/30 259,816
TOTAL NEW JERSEY 2,398,634

Portfolio of Investments March 31, 2026
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 8.3%
$ 150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000% 08/01/32 $ 153,947
410,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/33 419,460
250,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5 .000 03/15/35 252,271
500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/42 505,632
200,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/47 202,342
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2
5 .000 11/15/45 507,504
485,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3 .000 01/01/33 467,276
125,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2013 Series BB
4 .000 06/15/47 113,699
225,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series DD-1
5 .000 06/15/49 228,647
250,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series AA-2
5 .000 06/15/49 258,874
250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/37 278,714
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .000 11/01/42 539,499
130,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series A-1
4 .000 08/01/39 126,385
300,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/43 306,363
500,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 500,017
145,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .125 09/15/50 106,298
400,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2, (Mandatory
Put 5/01/29)
3 .600 11/01/64 402,115
200,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2 .500 10/31/31 177,714
250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/43 262,963
130,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/38 136,100
265,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 269,331
100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .500 05/15/52 105,070
20,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .250 12/01/54 20,833
TOTAL NEW YORK 6,341,054

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 3.4%
$ 250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .000% 01/01/40 $ 265,097
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .500 01/01/55 259,672
250,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/32 281,617
250,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5 .000 12/01/35 261,061
250,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/32 282,172
250,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/35 284,985
210,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2014A
4 .000 01/15/44 196,167
250,000 Olentangy Local School District, Delaware and Franklin Counties,
Ohio, General Obligation Bonds, Various Purpose Series 2026
5 .000 12/01/39 278,959
500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5 .000 12/01/47 519,820
TOTAL OHIO 2,629,550
OKLAHOMA - 1.9%
350,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2026
2 .000 03/01/28 342,174
500,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5 .000 09/01/41 529,561
250,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2025B
4 .875 09/01/45 254,204
500,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 317,077
TOTAL OKLAHOMA 1,443,016
OREGON - 0.2%
250,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/37 158,790
TOTAL OREGON 158,790
PENNSYLVANIA - 6.2%
120,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 115,444
170,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Villanova University, Series 2015
4 .000 08/01/40 170,008
300,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 300,962
250,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 254,191
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/42 519,638
150,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2016A
5 .000 08/15/46 150,147
125,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/37 135,671
280,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/38 301,128
200,000 (a),(b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 217,469
310,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2015
4 .000 08/15/45 286,690

Portfolio of Investments March 31, 2026
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000% 12/01/40 $ 1,107,973
400,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5 .000 12/01/46 401,602
175,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Seventeenth Series 2024A
5 .000 08/01/44 184,597
545,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/39 590,495
TOTAL PENNSYLVANIA 4,736,015
PUERTO RICO - 0.3%
600,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 211,294
TOTAL PUERTO RICO 211,294
SOUTH CAROLINA - 1.4%
300,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Indian Land Project, Series
2025
5 .250 11/15/54 305,109
105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 07/01/56 116,846
250,000 (a) South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2025B-2,
(Mandatory Put 11/01/32)
5 .000 11/01/49 278,504
125,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 124,164
140,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5 .000 12/01/38 140,266
100,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/37 102,124
TOTAL SOUTH CAROLINA 1,067,013
SOUTH DAKOTA - 0.6%
150,000 South Dakota Conservancy District, Revenue Bonds, State
Revolving Fund Program, Series 2020
5 .000 08/01/42 157,236
250,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2026A
6 .000 11/01/56 280,489
TOTAL SOUTH DAKOTA 437,725
TENNESSEE - 2.5%
250,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4 .000 08/01/44 227,534
300,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2021C
1 .750 01/01/37 242,086
230,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2026C
4 .000 01/01/45 223,018
150,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/35 166,393
250,000 Shelby County, Tennessee, General Obligation Bonds, Public
Improvement & School Series 2025A
5 .000 04/01/39 274,164
240,000 Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2026A
5 .000 11/01/34 256,293
250,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
4 .900 07/01/45 253,774
250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 251,759
TOTAL TENNESSEE 1,895,021

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 12.7%
$ 105,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000% 11/15/43 $ 111,653
500,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/39 561,576
750,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/40 819,624
785,000 Conroe Independent School District, Montgomery County, Texas,
General Obligation Bonds, School Building Series 2026
5 .000 02/15/38 872,960
350,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5 .000 02/01/32 390,253
130,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .000 02/01/43 138,038
270,000 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2025B
5 .000 02/15/43 289,551
520,000 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2026A
5 .000 02/15/38 579,525
175,000 Denton, Texas, Certificates of Obligation, Series 2024 5 .000 02/15/40 189,546
250,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/39 270,881
250,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/35 265,613
500,000 (d) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .500 09/01/58 531,097
500,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding & School
Building Series 2025A
5 .000 08/15/39 553,213
155,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2023A - AGM Insured
5 .250 05/15/53 160,803
240,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2024 - AGM Insured
5 .000 05/15/41 256,590
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5 .000 05/15/43 265,389
250,000 (a) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 5/01/26)
3 .000 05/01/50 249,977
200,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5 .000 11/01/40 209,559
500,000 New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Texas Christian University Project,
Series 2026A
5 .000 03/15/38 552,096
340,000 Round Rock Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, School Building
Series 2025B
5 .000 08/01/41 371,444
190,000 Spring Branch Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Series 2022
5 .000 02/01/42 200,661
50,000 Texas A&M University, Financing System Revenue Bonds, Series
2022
5 .000 05/15/28 52,521
170,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Refunding Series 2026A
6 .000 01/01/57 189,343
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/34 150,121
195,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/36 191,134

Portfolio of Investments March 31, 2026
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 295,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000% 12/31/39 $ 280,031
145,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 151,138
250,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/43 268,153
400,000 Texas State, General Obligation Bonds, Refunding Water
Financial Assistance Bonds, Series 2021B
4 .000 08/01/31 400,305
200,000 Trinity River Authority, Texas, Regional Wastewater System
Revenue Bonds, Refunding & Improvement Series 2024
5 .000 08/01/39 218,879
TOTAL TEXAS 9,741,674
UTAH - 0.1%
100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5 .000 07/01/42 100,033
TOTAL UTAH 100,033
VERMONT - 0.7%
500,000 Vermont Municipal Bond Bank, Local Investment Bonds, Series
2025-1
5 .000 12/01/50 513,217
TOTAL VERMONT 513,217
VIRGINIA - 1.1%
250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5 .000 07/01/45 265,758
165,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 171,751
105,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 07/01/40 99,522
250,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Refunding Series 2024
5 .000 05/15/38 276,482
TOTAL VIRGINIA 813,513
WASHINGTON - 2.7%
275,000 Grant County Public Hospital District 1, Washington, General
Obligation Bonds, Samaritan Healthcare, Series 2023
5 .500 12/01/37 295,977
105,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2023
5 .000 12/01/39 112,854
310,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2025
5 .000 12/01/37 346,707
135,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
4 .000 08/15/39 130,578
250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
5 .000 09/01/45 255,831
125,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/37 127,045
100,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/35 102,034
250,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 244,055
415,000 Washington State, General Obligation Bonds, Various Purpose,
Group 3 Series 2025C
5 .000 02/01/44 446,506
TOTAL WASHINGTON 2,061,587
WEST VIRGINIA - 0.6%
250,000 (a) West Virginia University, Revenue Bonds, West Virginia University
Projects, Refunding Series 2019B, (Mandatory Put 10/01/29)
5 .000 10/01/41 266,408
235,000 West Virginia Water Development Authority, Infrastructure
Refunding Revenue Bonds, West Virginia Infrastructure and Jobs
Development Council Program, Series 2016A
4 .000 10/01/41 231,151
TOTAL WEST VIRGINIA 497,559

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 0.4%
$ 300,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000% 02/01/52 $ 288,502
TOTAL WISCONSIN 288,502
TOTAL MUNICIPAL BONDS
(cost $75,549,517) 75,428,414
TOTAL LONG-TERM INVESTMENTS
(cost $76,613,921) 76,492,818
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
MUNICIPAL BONDS - 0.7%
COLORADO - 0.7%
500,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes,Series 2025B
5 .000 06/30/26 503,057
TOTAL COLORADO 503,057
TOTAL MUNICIPAL BONDS
(cost $503,364) 503,057
TOTAL SHORT-TERM INVESTMENTS
(cost $503,364) 503,057
TOTAL INVESTMENTS
(cost $77,117,285) - 100.6% 76,995,875
OTHER ASSETS & LIABILITIES, NET - (0.6)% (451,664)
NET ASSETS - 100% $ 76,544,211
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-
backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,731,817 or 3.5% of
Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) When-issued or delayed delivery security.

Statement of Assets and Liabilities
See Notes to Financial Statements

March 31, 2026 NHYM NUMI
ASSETS
Long-term investments, at value
†
$ 116,046,209 $ 76,492,818
Short-term investments, at value
◊
— 503,057
Cash 17,716 10,000
Receivables:
Interest 1,675,191 934,638
Other 330 239
Total assets 117,739,446 77,940,752
LIABILITIES
Payables:
Management fees 33,775 18,237
Investments purchased - when-issued/delayed-delivery settlement 494,935 1,377,358
Accrued expenses:
Professional fees 108 74
Trustees fees 836 632
Other 331 240
Total liabilities 529,985 1,396,541
Net assets $ 117,209,461 $ 76,544,211
Shares outstanding 4,750,000 3,075,000
Net asset value ("NAV") per share $ 24.68 $ 24.89
NET ASSETS CONSIST OF:
Paid-in capital 118,326,210 76,817,164
Total distributable earnings (loss) (1,116,749) (272,953)
Net assets $ 117,209,461 $ 76,544,211
Authorized shares Unlimited Unlimited
Par value per share $ 0.01 $ 0.01
†
   Long-term investments, cost $ 117,451,808 $ 76,613,921
◊
   Short-term investments, cost $ — $ 503,364

Statement of Operations
See Notes to Financial Statements

Year Ended March 31, 2026
NHYM NUMI
INVESTMENT INCOME
Interest 4,683,144 2,637,512
Total investment income 4,683,144 2,637,512
EXPENSES
Management fees 319,658 188,956
Professional fees 489 344
Trustees fees 4,041 2,967
Total expenses 324,188 192,267
Net investment income (loss) 4,358,956 2,445,245
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (244,726) (179,020)
Net realized gain (loss) (244,726) (179,020)
Change in unrealized appreciation (depreciation) on:
Investments (691,627) 520,704
Net change in unrealized appreciation (depreciation) (691,627) 520,704
Net realized and unrealized gain (loss) (936,353) 341,684
Net increase (decrease) in net assets from operations $ 3,422,603 $ 2,786,929

Statement of Changes in Net Assets
See Notes to Financial Statements

NHYM NUMI
Year Ended
3/31/26
For the period
1/22/25
(commencement
of operations)
through 3/31/25
Year Ended
3/31/26
For the period
1/22/25
(commencement
of operations)
through 3/31/25
OPERATIONS
Net investment income (loss) $ 4,358,956 $ 305,936 $ 2,445,245 $ 232,774
Net realized gain (loss) (244,726) 2,069 (179,020) (142,497)
Net change in unrealized appreciation (depreciation) (691,627) (713,972) 520,704 (642,114)
Net increase (decrease) in net assets from operations 3,422,603 (405,967) 2,786,929 (551,837)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (4,035,045) (98,340) (2,417,265) (90,780)
Total distributions (4,035,045) (98,340) (2,417,265) (90,780)
FUND SHARE TRANSACTIONS
Subscriptions 48,615,265 69,710,945 22,915,507 53,901,657
Net increase (decrease) from Fund share transactions 48,615,265 69,710,945 22,915,507 53,901,657
Net increase (decrease) in net assets 48,002,823 69,206,638 23,285,171 53,259,040
Net assets at the beginning of period 69,206,638 – 53,259,040 –
Net assets at the end of period $ 117,209,461 $ 69,206,638 $ 76,544,211 $ 53,259,040

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NHYM
3/31/26
$ 24.94 $ 1.17 $ (0.31) $ 0.86 $ (1.12) $ — $ — $ (1.12) $ 24.68 $ 24.70
3/31/25
(d)
25.00 0.18 (0.18) — (0.06) — — (0.06) 24.94 25.08
NUMI
3/31/26
24.77 0.93 0.13 1.06 (0.94) — — (0.94) 24.89 24.95
3/31/25
(d)
25.00 0.16 (0.34) (0.18) (0.05) — — (0.05) 24.77 24.82
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period January 22, 2025 (commencement of operations) through March 31, 2025.
(e)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
3 .54% 3 .07% $ 117,209 0 .35% 4 .77% 48%
( 0 .01 ) 0 .56 69,207 0 .35
(e)
4 .14
(e)
52
4 .38 4 .41 76,544 0 .30 3 .75 81
( 0 .70 ) ( 0 .51 ) 53,259 0 .29
(e)
3 .48
(e)
69

Notes to Financial Statements

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen High Yield Municipal Income ETF (NHYM) and Nuveen
Municipal Income ETF (NUMI) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NHYM and NUMI are listed and traded on the NYSE Arca, Inc. (the “Exchange”).
Current Fiscal Period
: The end of the reporting period for the Funds is March 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended March 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. For NHYM and NUMI, the Adviser has entered into a sub-advisory agreement with
Nuveen Asset Management , LLC (“NAM”), an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date.
Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess

Notes to Financial Statements
(continued)
the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

4. Portfolio Securities
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
NHYM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 114,844,205 $ – $ 114,844,205
Investment Companies 1,202,004 – – 1,202,004
Total $ 1,202,004 $ 114,844,205 $ – $ 116,046,209
a
NUMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 75,428,414 $ – $ 75,428,414
Investment Companies 1,064,404 – – 1,064,404
Short-Term Investments:
Municipal Bonds – 503,057 – 503,057
Total $ 1,064,404 $ 75,931,471 $ – $ 76,995,875
a
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
NHYM $ 92,648,140 $ 43,517,316
NUMI 75,438,794 53,146,239

Notes to Financial Statements
(continued)
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, paydowns, and taxable market discount.
Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
NHYM
Year Ended
3/31/26
For the period
1/22/25
(commencement of
operations)
through 3/31/25
Shares Value Shares Value
Subscriptions 1,975,000 $48,615,265 2,775,000 $69,710,945
Redemptions – – – –
Net increase (decrease) 1,975,000 $48,615,265 2,775,000 $69,710,945
NUMI
Year Ended
3/31/26
For the period
1/22/25
(commencement of
operations)
through 3/31/25
Shares Value Shares Value
Subscriptions 925,000 $22,915,507 2,150,000 $53,901,657
Redemptions – – – –
Net increase (decrease) 925,000 $22,915,507 2,150,000 $53,901,657
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NHYM $ 117,434,999 $ 701,278 $ (2,090,068) $ (1,388,790)
NUMI 77,104,570 547,947 (656,642) (108,695)

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NHYM
$ 452,138 $ 40,323 $ — $ (1,388,790) $ (220,420) $ — $ — $ (1,116,749)
NUMI
121,280 35,067 — (108,695) (320,605) — — (272,953)
3/31/26
For the Period
1/22/25
(commencement of operations)
through
3/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
NHYM $4,012,828 $22,217 $– $98,340 $– $–
NUMI 2,402,158 15,107 – 90,780 – –
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
NHYM
$ 198,466 $ 21,954 $ 220,420
NUMI
300,918 19,687 320,605
Fund Management Fee
NHYM 0.35%
NUMI 0.29
Underlying Fund TIAA
Nuveen Municipal
Funds Total
NHYM 11% 64% 75%
NUMI 31 51 82

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NHYM $ —
NUMI —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: August 17, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 17, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: August 17, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)